Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 7,179,800	$ 5,098,420
Restricted cash	158,865	203,779
Accounts and notes receivable, net	6,979,725	5,294,088
Short-term investment		60,994
Inventories, net	11,812,740	14,530,841
Prepaid tax	93,589	98,471
Prepaid expenses and other current assets	1,188,451	1,307,040
Total current assets	27,486,990	26,655,003
Non-current assets
Property, plant and equipment, net	19,044,954	19,521,672
Intangible assets, net	4,832,114	5,138,437
Long-term investments	551,628	344,876
Right-of-use assets	5,761,176	5,421,236
Deferred tax assets, net	1,692,802	380,892
Prepayment and other non-current assets	1,551,893	1,007,586
Total non-current assets	33,434,567	31,814,699
Total assets	60,921,557	58,469,702
Current liabilities
Short-term bank borrowings	18,199,806	15,265,739
Accounts payables	3,032,860	1,500,927
Operating lease liabilities, current	2,328,227	2,060,022
Current tax liability	367,902	126,332
Accrued expenses and other current liabilities	6,355,964	3,040,716
Total current liabilities	30,422,307	22,113,495
Non-current liabilities
Long-term bank borrowings	10,963,881	9,446,467
Warrant liabilities	4,311
OET derivative liability	5,310
Operating lease liabilities, non-current	3,974,560	3,911,466
Total non-current liabilities	14,948,062	13,357,933
Total liabilities	45,370,369	35,471,428
COMMITMENTS AND CONTINGENCIES (Note 18)
SHAREHOLDERS’ EQUITY
Ordinary share (par value of US$0.0001 per share; 500,000,000 shares authorized; 44,766,003 and 37,749,381 shares issued and outstanding as of December 31, 2025 and 2024)	4,477	3,775
Additional paid in capital	15,396,434	22,246,969
Retained earnings	1,566,364	3,054,350
Accumulated other comprehensive loss	(1,537,922)	(2,471,137)
Total FST Corp. shareholders’ equity	15,429,353	22,833,957
Non-controlling interests	121,835	164,317
Total shareholders’ equity	15,551,188	22,998,274
Total liabilities and shareholders’ equity	60,921,557	58,469,702
Related Party
Current assets
Amounts due from a related party	73,820	61,370
Current liabilities
Amounts due to related parties	$ 137,548	$ 119,759